Tax Matters - Deferred Taxes Movement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Beginning balance, deferred tax assets	€ 6,240	€ 4,884
Additions	1,418	2,040
Disposals	(928)	(760)
Transfers	27	15
Translation differences and inflation adjustments	(89)	61
Company movements and others	5	0
Ending balance, deferred tax assets	6,673	6,240
Deferred tax liabilities
Beginning balance, deferred tax liabilities	2,702	3,067
Additions	1,028	383
Disposals	(811)	(673)
Transfers	26	21
Translation differences and inflation adjustments	(2)	(92)
Company movements and others	10	(4)
Ending balance, deferred tax liabilities	2,905	2,702
Cumulative Effect, Period of Adoption, Adjustment
Deferred tax assets
Beginning balance, deferred tax assets	0
Ending balance, deferred tax assets		0
Deferred tax liabilities
Beginning balance, deferred tax liabilities	€ (48)
Ending balance, deferred tax liabilities		€ (48)